Equity - Earnings (Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 2,794	$ 96	$ 4,939	$ 1,513
Weighted average number of outstanding shares	13,044,496,930	13,044,496,930	13,044,496,930	13,044,496,930
Basic and diluted earnings (losses) per share-in U.S. dollars	$ 0.22	$ 0.01	$ 0.38	$ 0.12
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ 0.44	$ 0.02	$ 0.76	$ 0.24
Common Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 1,594	$ 55	$ 2,818	$ 863
Weighted average number of outstanding shares	7,442,454,142	7,442,454,142	7,442,454,142	7,442,454,142
Basic and diluted earnings (losses) per share-in U.S. dollars	$ 0.22	$ 0.01	$ 0.38	$ 0.12
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ 0.44	$ 0.02	$ 0.76	$ 0.24
Preference Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ 1,200	$ 41	$ 2,121	$ 650
Weighted average number of outstanding shares	5,602,042,788	5,602,042,788	5,602,042,788	5,602,042,788
Basic and diluted earnings (losses) per share-in U.S. dollars	$ 0.22	$ 0.01	$ 0.38	$ 0.12
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ 0.44	$ 0.02	$ 0.76	$ 0.24